Allowance for doubtful accounts (Details) - Allowance-for-doubtful accounts - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts at beginning of the year	¥ 1,295	¥ 1,593	¥ 1,375
Provision for doubtful accounts, net of reversal	336	(388)	366
Write-offs	(301)	(37)	(267)
Translation adjustment and other	(60)	127	119
Allowance for doubtful accounts at the end of the year	¥ 1,270	¥ 1,295	¥ 1,593